Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue:
Total revenue	$ 3,745,008	$ 2,009,598	$ 9,254,583	$ 4,628,305	$ 7,240,828	$ 1,907,930
Cost of revenue:
Total cost of revenue	2,978,353	1,311,556	6,729,860	2,945,297	4,365,566	936,172
Total gross profit	766,655	698,042	2,524,723	1,683,008	2,875,262	971,758
Operating expenses:
Professional fees	293,408	284,511	695,023	685,821	926,526	622,336
Advertising and marketing	254,026	30,488	471,721	104,058	150,236	52,493
Selling, general and administrative	2,085,720	1,020,765	5,241,095	2,235,041	3,294,086	715,793
Stock based compensation	1,251,635	392,661	2,981,523	1,062,000	1,896,276	823,651
Loss on write-off of account receivable	40,264		55,528	15,000	15,000
Loss on impairment of intangible assets						100,000
Total operating expenses	3,925,053	1,728,425	9,444,890	4,101,920	6,282,124	2,314,273
Loss from operations	(3,158,398)	(1,030,383)	(6,920,167)	(2,418,912)	(3,406,862)	(1,342,515)
Other income (expense):
Other income	169	751	2,553	10,751	10,751
Interest expense, net	(75,470)	(5,567)	(209,806)	(12,285)	(17,151)	(11,853)
PPP loan forgiveness	980,800		980,800
Total other income (expense)	905,499	(4,816)	773,547	(1,534)	(6,400)	(11,853)
Loss before provision for income taxes					(3,413,262)	(1,354,368)
Provision for income taxes
Net loss	$ (2,252,899)	$ (1,035,199)	$ (6,146,620)	$ (2,420,446)	$ (3,413,262)	$ (1,354,368)
Net loss per common share - basic	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.02)	$ (0.03)	$ (0.01)
Net loss per common share - diluted	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.02)	$ (0.03)	$ (0.01)
Weighted average shares outstanding - basic	118,856,026	113,174,336	117,801,672	110,305,671	111,511,895	93,080,426
Weighted average shares outstanding - diluted	118,856,026	113,174,336	117,801,672	110,305,671	111,511,895	93,080,426
Managed Services [Member]
Revenue:
Total revenue					$ 1,814,869	$ 424,258
Cost of revenue:
Total cost of revenue					422,385	143,065
Consulting Services [Member]
Revenue:
Total revenue					5,425,959	1,483,672
Cost of revenue:
Total cost of revenue					656,161	148,249
Cost of payroll [Member]
Cost of revenue:
Total cost of revenue	$ 2,093,072	$ 868,810	$ 5,052,684	$ 2,135,691	$ 3,287,020	$ 644,858
Security managed services [Member]
Revenue:
Total revenue	3,099,753	1,683,733	6,979,146	3,612,489
Cost of revenue:
Total cost of revenue	650,955	423,784	1,326,788	726,614
Professional services [Member]
Revenue:
Total revenue	645,255	325,865	2,275,437	1,015,816
Cost of revenue:
Total cost of revenue	$ 234,326	$ 18,962	$ 350,388	$ 82,992